October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.8%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,000	$ 2,134,853
Series F, 5.50%, 11/01/53	840	890,872
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	520	554,216
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	470	506,502
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	2,640	2,681,160
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.65%, 01/01/53(a)	5,090	5,184,400
		11,952,003
Arizona — 1.1%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	550	505,030
Series A, 5.00%, 07/01/49	525	492,892
Series A, 5.00%, 07/01/54	405	375,470
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	535	538,039
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	280,281
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	450	488,494
		2,680,206
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,270	1,231,573
AMT, Sustainability Bonds, 5.70%, 05/01/53	415	431,281
		1,662,854
California — 2.2%
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 3.69%, 02/01/52	1,500	1,408,734
Series E-2, Sustainability Bonds, 4.90%, 02/01/54	1,550	1,547,038
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	377,979
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	860,487
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	330	339,954
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	101,034
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	942,109
		5,577,335
Colorado — 2.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,721,124
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	205	224,993
Colorado Health Facilities Authority, Refunding RB, Series A, 3.25%, 08/01/49	3,025	2,304,725
Security	Par (000)	Value
Colorado (continued)
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	$830	$ 840,523
E-470 Public Highway Authority, Refunding RB, Series B, 3.98%, 09/01/39(a)	485	482,263
		5,573,628
Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	1,725	1,929,043
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,778,630
		3,707,673
Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,345	1,357,399
District of Columbia — 1.6%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	465	491,635
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.25%, 07/15/53	3,370	3,644,329
		4,135,964
Florida — 11.6%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	423,342
Series A, 5.50%, 06/01/57	165	154,494
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	1,700	1,883,180
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	1,070	965,743
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,590,153
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	460	491,900
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, 4.00%, 10/01/49	1,700	1,621,933
Series A, AMT, 5.00%, 10/01/38	950	993,671
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,230	2,992,023
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	1,700	1,562,993
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	730	591,157
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	241,323
4.20%, 05/01/50	450	389,811
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(c)(d)	221	156,431
AMT, 5.00%, 05/01/29	470	477,584
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/50(b)	260	239,078
AMT, (AGM), 5.25%, 07/01/53	2,160	2,242,463
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	220,784
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	505	506,666
Series B-3, 4.13%, 11/15/29	525	521,349

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	$1,000	$ 925,385
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	593,255
4.00%, 05/01/50	640	513,742
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,957,565
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	326,375
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	5,000	5,482,219
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	766,111
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	216,682
		29,047,412
Georgia — 1.6%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	192,766
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,010,073
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.93%, 12/01/53(a)	2,830	2,838,976
		4,041,815
Hawaii — 0.8%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	740,375
AMT, 5.25%, 08/01/26	1,205	1,205,608
		1,945,983
Illinois — 6.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,259,050
Series A, 5.00%, 12/01/40	1,165	1,175,824
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/42	170	181,500
Series A, AMT, Senior Lien, 5.25%, 01/01/43	100	106,530
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	30	30,771
4.00%, 02/15/41	970	937,454
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	527,121
Illinois Municipal Electric Agency, Refunding RB, Series A, 5.00%, 02/01/32	880	889,121
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,911,328
Series A, 5.00%, 01/01/45	980	1,036,798
Series A, 4.00%, 01/01/46	1,000	959,701
State of Illinois, GO
5.25%, 02/01/31	1,495	1,499,197
5.25%, 02/01/32	2,320	2,326,513
		15,840,908
Indiana — 0.2%
Indiana Finance Authority, RB
5.00%, 06/01/41	300	264,661
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB (continued)
5.00%, 06/01/51	$220	$ 178,989
5.00%, 06/01/56	190	151,825
		595,475
Kentucky — 0.9%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	144,945
Fayette County School District Finance Corp., RB, (BAM), 5.00%, 06/01/47	1,995	2,116,674
		2,261,619
Louisiana — 2.0%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,227,397
Louisiana Public Facilities Authority, RB, AMT, 5.50%, 09/01/59	1,070	1,139,262
New Orleans Aviation Board, Refunding RB, Series B, AMT, 01/01/45(f)	1,675	1,776,807
		5,143,466
Maryland — 2.0%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,509,189
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	1,066,329
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	525	539,343
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,000	918,246
		5,033,107
Massachusetts — 1.6%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 04/01/49	1,300	1,016,118
Series D, 4.00%, 02/01/43	1,550	1,526,815
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	946,657
Series A, 5.00%, 01/01/47	420	421,787
		3,911,377
Michigan — 2.5%
Michigan Finance Authority, RB, 4.00%, 02/15/44	2,500	2,363,720
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	550	520,191
4.00%, 11/15/46	1,300	1,195,204
3.99%, 04/15/47(a)	755	750,557
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	909,040
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	490,048
		6,228,760
Minnesota — 1.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,555	1,640,473
State of Minnesota, GO, Series A, 5.00%, 08/01/44	1,000	1,113,158
		2,753,631
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mississippi — 2.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	$2,225	$ 2,230,366
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	2,815	2,701,691
		4,932,057
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.25%, 02/01/48	330	347,627
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	165	141,928
Nevada — 1.6%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	110,404
4.00%, 06/01/44	315	276,143
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,580,819
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	580	598,244
5.00%, 07/01/45	400	406,845
		3,972,455
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	552	539,535
New Jersey — 7.3%
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	635	679,715
5.00%, 06/15/36	810	862,434
Series A, 5.00%, 06/15/47	2,500	2,552,030
AMT, (AGM), 5.00%, 01/01/31	1,355	1,356,334
AMT, 5.38%, 01/01/43	1,940	1,943,786
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,422,237
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	235	228,999
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,060	1,034,717
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,372,982
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,880	1,841,672
New Jersey Transportation Trust Fund Authority, RB
Series BB, 4.00%, 06/15/50	1,775	1,688,876
Series S, Class BB, 4.00%, 06/15/50	1,500	1,431,377
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,016,827
Sub-Series B, 5.00%, 06/01/46	755	756,570
		18,188,556
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	133,589
New York — 10.0%
City of New York, GO, Series D, 4.00%, 04/01/50	1,190	1,136,147
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	760	756,370
Series 1, 4.00%, 02/15/43	1,750	1,716,857
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series A, Sustainability Bonds, 3.00%, 11/15/51	$210	$ 154,514
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	1,900	2,054,046
Series A, 5.00%, 05/01/36	3,500	3,530,210
Series A, 4.00%, 03/15/54	3,525	3,405,575
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	1,675	1,594,707
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	465	498,463
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,025	1,065,990
AMT, 4.00%, 04/30/53	605	514,704
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,350	5,524,407
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(f)	2,055	2,167,799
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	904,777
		25,024,566
North Carolina — 2.0%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.88%, 12/01/41(a)	4,970	4,963,419
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	929,427
Ohio — 2.4%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	449,567
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,155	1,943,435
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	301,297
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,325	1,331,063
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,050,507
		6,075,869
Oklahoma — 2.3%
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	2,055	2,250,855
Series A, 4.00%, 01/01/48	3,600	3,441,988
		5,692,843
Pennsylvania — 13.5%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	670	717,510
Allegheny County Hospital Development Authority, RB, Series D2, 3.94%, 11/15/47(a)	1,040	1,031,027
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	163,344
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	2,039,681
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,415	1,442,157
Geisinger Authority, Refunding RB
4.00%, 04/01/50	3,080	2,901,092
Series A-1, 4.00%, 02/15/47	2,815	2,619,186
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	684,052

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 4.00%, 05/01/52	$2,115	$ 1,939,206
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	590	603,472
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	5,930	5,904,483
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	547,669
AMT, 5.25%, 06/30/53	1,000	1,028,726
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 11/01/54(f)	2,500	2,592,750
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	1,500	1,368,236
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	3,300	3,441,568
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 5.00%, 12/01/37	750	802,545
Series A-1, Subordinate, 5.00%, 12/01/46	1,300	1,307,835
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,354,290
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	1,165	976,731
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	400	442,976
		33,908,536
Puerto Rico — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,039	4,971,659
Series A-1, Restructured, 5.00%, 07/01/58	4,269	4,274,143
Series A-2, Restructured, 4.78%, 07/01/58	264	261,148
Series A-2, Restructured, 4.33%, 07/01/40	1,709	1,691,075
Series B-2, Restructured, 4.78%, 07/01/58	394	387,826
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,757	1,525,202
		13,111,053
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	2,128,457
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	712,914
7.50%, 08/15/62	390	377,000
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	860	879,277
		4,097,648
Tennessee — 2.1%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	1,000	949,125
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,000	3,089,232
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,108,867
		5,147,224
Security	Par (000)	Value
Texas — 9.0%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	$410	$ 417,767
7.88%, 11/01/62	360	376,679
Aubrey Independent School District, GO, (PSF-GTD), 4.00%, 02/15/52	1,000	932,553
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/33	2,500	2,485,182
City of Hutto Texas, GOL, (BAM), 4.25%, 08/01/54	1,170	1,104,940
Dallas Independent School District, Refunding GO, (PSF- GTD), 4.00%, 02/15/53	900	870,592
Del Valle Independent School District Texas, GO, (PSF- GTD), 4.00%, 06/15/47	1,410	1,362,798
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	335	324,324
Fort Worth Independent School District, GO, (PSF-GTD), 4.00%, 02/15/48	885	846,233
Gunter Independent School District, GO, (PSF-GTD), 4.00%, 02/15/53	815	761,656
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	418,431
North Texas Tollway Authority, Refunding RB, Series A, (BAM-TCRS), 5.00%, 01/01/38	1,300	1,303,075
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,620	1,715,082
Series B, 5.00%, 07/01/36	2,500	2,628,743
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,410,153
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	241,969
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	2,935	3,105,351
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,050	1,127,435
		22,432,963
Utah — 1.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	137,555
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	585	615,267
Series A, AMT, 5.50%, 07/01/53	675	730,678
County of Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,421,825
Series B, 4.00%, 05/15/47	1,340	1,267,386
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	322,386
		4,495,097
Virginia — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	923,563
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,525	2,536,582
		3,460,145
Washington — 1.1%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.47%, 01/01/40(a)	615	605,707
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	875	898,388
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	$895	$ 861,684
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	224,766
Series A, 5.00%, 07/01/48	205	210,749
		2,801,294
West Virginia — 1.1%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	2,810	2,647,201
Wisconsin — 1.0%
Public Finance Authority, RB(b)
Class A, 5.00%, 06/15/51	550	471,294
Series A, 5.00%, 07/01/55	305	277,696
Series A-1, 4.50%, 01/01/35	495	487,519
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	285	267,519
Series B, AMT, 5.00%, 07/01/42	990	990,307
		2,494,335
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	855	779,841
Total Municipal Bonds — 111.7% (Cost: $278,091,890)		279,767,823
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Florida — 1.8%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	4,100	4,455,529
Massachusetts — 4.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,005	10,722,035
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	4,996	4,591,939
New York — 10.8%
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,622,286
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,995	4,765,945
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,267,473
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	8,264	8,322,917
		26,978,621
Oregon — 2.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	5,323	5,694,367
Pennsylvania — 5.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	2,831	3,108,200
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	$3,989	$ 4,197,375
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	4,995	5,393,794
		12,699,369
South Carolina — 4.3%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	10,005	10,783,356
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.3% (Cost: $74,659,217)		75,925,216
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.4%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	830	827,234
Total Non-Agency Mortgage-Backed Securities — 0.4% (Cost: $830,000)		827,234
Total Long-Term Investments — 142.4% (Cost: $353,581,107)		356,520,273

	Shares
Short-Term Securities
	Money Market Funds — 9.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(i)(j)	23,933,948	23,936,342
	Total Short-Term Securities — 9.5% (Cost: $23,936,342)	23,936,342
	Total Investments — 151.9% (Cost: $377,517,449)	380,456,615
	Liabilities in Excess of Other Assets — (1.3)%	(3,308,612)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%	(48,738,684)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.1)%	(78,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 250,409,319

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 401,079	$ 23,535,232 (a)	$ —	$ 152	$ (121)	$ 23,936,342	23,933,948	$ 64,750	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 279,767,823	$ —	$ 279,767,823
Municipal Bonds Transferred to Tender Option Bond Trusts	—	75,925,216	—	75,925,216
Non-Agency Mortgage-Backed Securities	—	827,234	—	827,234
Short-Term Securities
Money Market Funds	23,936,342	—	—	23,936,342
	$23,936,342	$356,520,273	$—	$380,456,615
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(48,451,235)	$—	$(48,451,235)
VMTP Shares at Liquidation Value	—	(78,000,000)	—	(78,000,000)
	$—	$(126,451,235)	$—	$(126,451,235)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding